Stock-Based Compensation Unrestricted Stock Awards Summary (Details) (Unrestricted Stock Award [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrestricted Stock Award [Member]
[Line Items]
Shares of unrestricted stock issued	11,397	5,662	4,284
Weighted average grant date fair value	$ 41.19	$ 64.35	$ 59.40